Deferred Tax Asset and Liability	12 Months Ended
Dec. 31, 2022
Deferred tax assets and liabilities [abstract]
Deferred Tax Asset and Liability

19. DEFERRED TAX ASSET AND LIABILITY

The analysis of deferred tax assets and deferred tax liabilities is as follows:

	2021	2022
Deferred taxes:
- Liabilities	$779	$542
Total net deferred tax liabilities	$779	$542

The analysis and movement of deferred tax assets and liabilities is as follows:

	JANUARY 1, 2022	RECOGNIZED IN INCOME	RECOGNIZED IN EQUITY	DECEMBER 31, 2022
Deferred tax liabilities
Intangible assets	$1,238	$(862)	$238	$614
Deferred tax assets
Net operating losses and other timing differences	(459)	387		(72)
Net deferred tax liability	$779	$(475)	$238	$542

	JANUARY 1, 2021	RECOGNIZED IN INCOME	RECOGNIZED IN EQUITY	DECEMBER 31, 2021
Deferred tax liabilities
Intangible assets	$1,727	$(383)	$(106)	$1,238
Deferred tax assets
Net operating losses and other timing differences	(497)	197	(159)	(459)
Net deferred tax liability	$1,230	$(186)	$(265)	$779

Deferred tax assets are recognized for tax losses carried forward to the extent that the realization of the related tax benefit through future taxable profits is probable. The realization of the tax benefit related to losses in certain jurisdictions were determined to not be probable. As such, the Group did not recognize deferred tax assets of $108,994 (2021: $78,602)for U.K. tax losses and $7,757 (2021: $10,615) for U.S. temporary timing differences. The Group has material carried forward tax losses in the U.K. Losses in the U.K. do not expire.

The utilization of the U.S. net operating loss carry-forwards may be subject to a substantial annual limitation under Section 382 of the Internal Revenue Code of 1986 due to ownership changes that have occurred previously or that could occur in the future. These ownership changes may limit the amount of U.S. net operating loss carry-forwards that can be utilized annually to offset future taxable income. The Company has not yet completed an evaluation of ownership changes through December 31, 2022. To the extent an ownership change has occurred or does occurs in the future, the U.S. net operating loss carry-forwards may be subject to limitation.